Income taxes - Narrative (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	R$ 1,620,022	R$ 547,354
Statutory rate	34.00%	34.00%	34.00%
Impairement derecognition of deferred taxes assets	R$ 205,742	R$ 0	R$ 0
Derecognition of deferred taxes assets	205,742
Brazil Ag Retail
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Derecognition of deferred taxes assets	R$ 205,742
Colombia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory rate	35.00%